N-2	Oct. 09, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 9, 2024 (the “Closing Date”), Apollo Debt Solutions BDC (the “Company”) completed a $754,700,000 term debt securitization (the “2024 Debt Securitization”). Term debt securitizations are also known as collateralized loan obligations and are a form of secured financing incurred by a subsidiary of the Company, which is consolidated by the Company and subject to the Company’s overall asset coverage requirements.
On the Closing Date and in connection with the 2024 Debt Securitization, ADS CLO 1 LLC (the “CLO Issuer”), an indirect, wholly-owned, consolidated subsidiary of the Company, entered into a Purchase and Placement Agency Agreement (the “CLO Purchase and Placement Agreement”) with Morgan Stanley & Co. LLC, as the initial purchaser and placement agent (the “Initial Purchaser”), and Apollo Global Securities, LLC, as
co-placement
agent, pursuant to which the CLO Issuer agreed to sell certain of the notes to the Initial Purchaser to be issued as part of the 2024 Debt Securitization pursuant to an indenture by and between the CLO Issuer and Deutsche Bank National Trust Company, as trustee (the “CLO Indenture”).
The notes offered in the 2024 Debt Securitization consist of $450,000,000 of AAA(sf)/Aaa(sf)
Class A-1
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.35% (the
“Class A-1
Notes”); $30,000,000 of AA(sf)
Class A-2
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 1.80% (the
“Class A-2
Notes”); $112,500,000 of A(sf) Class B Senior Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 2.15% (the “Class B Notes”); $45,000,000 of
BBB-(sf)
Class C Senior Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 3.35% (the “Class C Notes” and together with the
Class A-1
Notes, the
Class A-2
Notes and the Class B Notes, the “Secured Notes”). Additionally, on the Closing Date, the CLO Issuer will issue $117,200,000 of Subordinated Notes due 2036 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes”.
The 2024 Debt Securitization is backed by a diversified portfolio of broadly syndicated commercial loans. The Notes are scheduled to mature on October 15, 2036; however, the Notes may be redeemed by the CLO Issuer, at the direction of ADS CLO 1 Depositor LLC (the “CLO Retention Holder”), a wholly-owned, consolidated subsidiary of the Company, as owner of a Majority of the Subordinated Notes, on any business day after October 15, 2026. The CLO Retention Holder acts as retention holder in connection with the 2024 Debt Securitization for the purposes of satisfying certain U.S. regulations requiring sponsors of securitization transactions to retain exposure to the performance of the securitized assets and as such is required to retain a portion of the Subordinated Notes. The Company, through the CLO Retention Holder, has retained 100% of the
Class A-2
Notes,
the
Class B Notes, the Class C Notes and the Subordinated Notes issued in the 2024 Debt Securitization.
The CLO Issuer intends to use the proceeds from the 2024 Debt Securitization to, among other things, purchase certain loans (“Collateral Obligations”) from time to time on and after the Closing Date from the Company pursuant to a master loan sale agreement entered into on the Closing Date (the “Loan Sale Agreement”) among the Company, the CLO Retention Holder and the CLO Issuer. Under the terms of the Loan Sale Agreement that provide for the sale of Collateral Obligations to the CLO Issuer, the Company will transfer to the CLO Retention Holder, and the CLO Retention Holder will transfer to the CLO Issuer, a portion of its ownership interest in the Collateral Obligations securing the 2024 Debt Securitization for the purchase price and other consideration set forth in the Loan Sale Agreement from time to time on and after the Closing Date. Following these transfers, the CLO Issuer, and not the Retention Holder or the Company, will hold all of the ownership interest in such loans and participations. The Company made customary representations, warranties and covenants in the Loan Sale Agreement.
The Secured Notes are the secured obligations of the CLO Issuer, the Subordinated Notes are the unsecured obligations of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration
.

Long Term Debt, Title [Text Block]	2024 Debt Securitization
Long Term Debt, Principal	$ 754,700,000
Long Term Debt, Structuring [Text Block]
The notes offered in the 2024 Debt Securitization consist of $450,000,000 of AAA(sf)/Aaa(sf)
Class A-1
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.35% (the
“Class A-1
Notes”); $30,000,000 of AA(sf)
Class A-2
Senior Secured Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 1.80% (the
“Class A-2
Notes”); $112,500,000 of A(sf) Class B Senior Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 2.15% (the “Class B Notes”); $45,000,000 of
BBB-(sf)
Class C Senior Secured Deferrable Floating Rate Notes due 2036, which bear interest at the three-month SOFR plus 3.35% (the “Class C Notes” and together with the
Class A-1
Notes, the
Class A-2
Notes and the Class B Notes, the “Secured Notes”). Additionally, on the Closing Date, the CLO Issuer will issue $117,200,000 of Subordinated Notes due 2036 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes”.

Long Term Debt, Dividends and Covenants [Text Block]
The CLO Issuer intends to use the proceeds from the 2024 Debt Securitization to, among other things, purchase certain loans (“Collateral Obligations”) from time to time on and after the Closing Date from the Company pursuant to a master loan sale agreement entered into on the Closing Date (the “Loan Sale Agreement”) among the Company, the CLO Retention Holder and the CLO Issuer. Under the terms of the Loan Sale Agreement that provide for the sale of Collateral Obligations to the CLO Issuer, the Company will transfer to the CLO Retention Holder, and the CLO Retention Holder will transfer to the CLO Issuer, a portion of its ownership interest in the Collateral Obligations securing the 2024 Debt Securitization for the purchase price and other consideration set forth in the Loan Sale Agreement from time to time on and after the Closing Date. Following these transfers, the CLO Issuer, and not the Retention Holder or the Company, will hold all of the ownership interest in such loans and participations. The Company made customary representations, warranties and covenants in the Loan Sale Agreement.
The Secured Notes are the secured obligations of the CLO Issuer, the Subordinated Notes are the unsecured obligations of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration
.